Intangible Assets - Disclosure of Detailed Information About Carrying Amounts of Goodwill (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 107,088	$ 111,347
Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	56,352	56,352
Guatemala [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,679	1,853
Nicaragua [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	420	460
Costa Rica [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,442	1,417
Panama [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,131	1,182
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,367	4,600
Uruguay [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	2,626	3,003
Brazil [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	38,765	42,153
Argentina [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 306	$ 327